Debt (Details) - Schedule of carrying value of debt - Debt [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt (Details) - Schedule of carrying value of debt [Line Items]
Convertible notes payable, net of unamortized discount at December 31, 2020 and 2019 of $0 and $6,451, respectively		$ 16,113
Paycheck Protection Program loan	908
Finance lease obligations	49	289
Total notes payable	957	16,402
Less current portion	49	6,720
Debt, net of current portion	$ 908	$ 9,682